Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Domestic Country USD ($)	Mar. 31, 2012 Domestic Country JPY (¥)	Mar. 31, 2011 Domestic Country JPY (¥)	Mar. 31, 2010 Domestic Country JPY (¥)	Mar. 31, 2012 Foreign Country USD ($)	Mar. 31, 2012 Foreign Country JPY (¥)	Mar. 31, 2011 Foreign Country JPY (¥)	Mar. 31, 2010 Foreign Country JPY (¥)
Income Taxes [Line Items]
Income before income taxes and discontinued operations	$ 1,588	[1]	¥ 130,484	[1]	¥ 93,301	[1]	¥ 56,057	[1]	$ 904	¥ 74,291	¥ 38,569	¥ 14,785	$ 684	¥ 56,193	¥ 54,732	¥ 41,272
Current provision for income taxes	349		28,725		44,933		49,839		149	12,302	26,566	32,286	200	16,423	18,367	17,553
Deferred provision for income taxes	194		15,906		(18,790)		(28,749)		216	17,766	(15,137)	(23,322)	(22)	(1,860)	(3,653)	(5,427)
Provision for income taxes	$ 543		¥ 44,631		¥ 26,143		¥ 21,090

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.